EMPLOYEE BENEFIT PLANS (Future Benefit Payments) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Pension Plan, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2015	$ 17
2016	17
2017	19
2018	20
2019	21
Years 2020-2024	121
Other Retiree Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
2015	5
2016	5
2017	5
2018	5
2019	6
Years 2020-2024	$ 33